INCOME TAXES 6 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Unrecognized Tax Benefits [Line Items]
Unrecognized Tax Benefits, Balance as of January 1	$ 82	$ 72	$ 97
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	26	2	7
Unrecognized Tax Benefits, Decreases Resulting from Prior Period Tax Positions	(24)	(1)	(26)
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	7	10	3
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities	(1)	(1)	(9)
Unrecognized Tax Benefits, Balance as of December 31	90	82	72
Of the total, amounts related to tax positions that, if recognized, in future years, would decrease the effective tax rate	(86)	(81)	(72)
Of the total, amounts related to tax positions that, if recognized, in future years, would increase the effective tax rate	19	16	7
Unrecognized Tax Benefits, Interest on Income Taxes Expense	1	0	(3)
Unrecognized Tax Benefits, Income Tax Penalties Expense	0	0	(1)
Unrecognized Tax Benefits Interest On Income Taxes Accrued	4	3
Unrecognized Tax Benefits Income Tax Penalties Accrued	3	3
Accumulated undistributed earnings of non-U.S. subsidiaries	3,300
Unrecognized Deferred Tax Liability Related to basis difference and consisting of cumulative undistributed earnings	3,300
Deferred Income Tax to be recorded if we no longer intend to reinvest undistributed earnings	3,300
San Diego Gas and Electric Company and Subsidiary [Member]
Unrecognized Tax Benefits [Line Items]
Unrecognized Tax Benefits, Balance as of January 1	12	7	5
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	7	1	0
Unrecognized Tax Benefits, Decreases Resulting from Prior Period Tax Positions	(4)	0	0
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	2	4	2
Unrecognized Tax Benefits, Balance as of December 31	17	12	7
Of the total, amounts related to tax positions that, if recognized, in future years, would decrease the effective tax rate	(14)	(12)	(7)
Of the total, amounts related to tax positions that, if recognized, in future years, would increase the effective tax rate	11	12	7
Unrecognized Tax Benefits, Interest on Income Taxes Expense	0	0	0
Unrecognized Tax Benefits Interest On Income Taxes Accrued	1	1
Southern California Gas Company [Member]
Unrecognized Tax Benefits [Line Items]
Unrecognized Tax Benefits, Balance as of January 1	5	0	8
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	4	0	2
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	5	(5)	0
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities	(1)	0	(10)
Unrecognized Tax Benefits, Balance as of December 31	13	5	0
Of the total, amounts related to tax positions that, if recognized, in future years, would decrease the effective tax rate	(13)	(5)	0
Of the total, amounts related to tax positions that, if recognized, in future years, would increase the effective tax rate	8	4	0
Unrecognized Tax Benefits, Interest on Income Taxes Expense	(1)	0	(1)
Unrecognized Tax Benefits Interest On Income Taxes Accrued	$ 0	$ 1